FOREIGN EXCHANGE RESTRICTIONS IN ARGENTINA	12 Months Ended
Dec. 31, 2023
All Currencies [Abstract]
FOREIGN EXCHANGE RESTRICTIONS IN ARGENTINA	FOREIGN EXCHANGE RESTRICTIONS IN ARGENTINA
Ternium’s Argentine subsidiary, Ternium Argentina S.A., is currently operating in a complex and volatile economic environment.

Between September 2019 and December 13, 2023, the Argentine government imposed significant restrictions on foreign exchange transactions. Although after a new administration took office in Argentina in December 2023 certain restrictions were eased and other changes to such regulations are expected, at the date of these Consolidated Financial Statements the application of existing foreign exchange regulations remains uncertain and the scope and timing of upcoming changes remain unknown. The main currently applicable measures are described below:

• Access to the Argentine foreign exchange market (“MULC”) to pay for imports of services rendered by related and non-related parties (including royalties) on or before December 12, 2023, is subject to Argentine Central Bank approval. Currently, these approvals are rarely, if ever, granted. Access to the MULC to pay for imports of services that were rendered or accrued as from December 13, 2023, does not require government approval, but payment is deferred 30 calendar days as from the date of supply or accrual of the service (if the service was rendered by a non-related party) or 180 calendar days (if rendered by a related party).

• The Argentine Central Bank is issuing newly created Bonds (“BOPREAL”) with a maturity of 4 years (2027) that can only be purchased in Argentine Pesos in the primary offerings by debtors under any such import debts and, then, such bonds can be sold for a price payable in foreign currency that can be used to pay suppliers under such debts, without having the importer any restriction to enter into any other foreign exchange transaction in the MULC. The secondary market of the BOPREAL is still in formation. In addition, from April 1, 2024 any such importer who purchased the bonds in the primary offerings may enter into the securities transactions described below to obtain foreign currency (for an amount that does not exceed in USD of the difference between the nominal value of the bonds and market prices when they are sold) to be able to pay the above-mentioned import debts, without having the importer any restriction to enter into any other foreign exchange transaction in the MULC. Access to the MULC to pay for imports that have obtained customs clearance as from December 13, 2023, does not require government approval but, it requires that the price is paid in four equal instalments payable on the 30th, 60th, 90th and 120th day counted from the customs clearance of the good imported.

• Foreign currency proceeds from exports of services must be sold into the MULC and converted into Argentine pesos within five business days of collection. As from December 13, 2023, up to 20% of export proceeds can be sold for Argentine pesos through securities transactions resulting in a higher implicit exchange rate, as described further below. This percentage has changed over time.

• Access to the MULC to make dividend payments requires prior Argentine Central Bank approval. When required, Argentine Central Bank approvals are rarely, if ever, granted.

Ternium Argentina carries out all of its import and export transactions through MULC. Therefore, assets and liabilities in foreign currency as of December 31, 2023, have been valued considering the official exchange rates at the end of the period.

Under Ternium Argentina’s annual accounts as of December 31, 2023, and for the year then ended, revenues amounted to $3,419 million (2022: $3,830 million), net profit from continuing operations to $686 million (2022: $756 million), total assets to $5,083 million (2022: $5,258 million), total liabilities to $759 million (2022: $511 million) and shareholders’ equity to $4,324 million (2022: $4,747 million).
30.    FOREIGN EXCHANGE RESTRICTIONS IN ARGENTINA (continued)

Ternium Argentina’s cash and cash equivalents and other investments amounted to $1,094 million as of December 31, 2023, broken down as follows:
- $902 million in U.S. dollars-denominated instruments, in sovereign bonds issued by the Argentine Government and payable in U.S. dollars, and Argentine Treasury bonds related to the official exchange rate. The U.S. dollar value of these instruments recorded in Ternium’s consolidated financial statements is based on their Argentine peso local market price, converted to the U.S. dollar at the ARS/$ official exchange rate. Therefore, the valuation of such investments is subject to the volatility of the Argentine financial market and currency exchange rates, leading to a potential significant reduction of such value in the consolidated financial statements.
- $136 million in negotiable obligations and promissory notes issued by Argentine export driven companies in U.S. dollars and mainly payable in Argentine pesos.
- $56 million in Argentine pesos-denominated instruments, mainly mutual funds.

Ternium Argentina’s financial position in ARS as of December 31, 2023, amounted to $103 million in monetary assets and $220 million in monetary liabilities. All of Ternium Argentina’s ARS-denominated assets and liabilities are valued at the prevailing official exchange rate. The Argentine peso devaluated by approximately 55% upon the change of government. In the event of an additional devaluation, Ternium Argentina may be adversely affected, and will also suffer a loss on deferred tax charge as a result of a deterioration on the tax value of their fixed assets. At this time, the Company is unable to estimate all impacts of a new devaluation of the Argentine peso against the U.S. dollar.

On April 24, 2023, Ternium Argentina’s board of directors approved the payment of a dividend in kind in US dollar-denominated Argentine bonds for a total amount of up to $624 million. On May 4, 2023, Ternium received its share of the dividend in kind. Considering the impact of foreign exchange restrictions in Argentina and based on the value of the bonds in the international market, Ternium recorded in its equity a negative reserve as of the collection date. With the disposal of a portion of these instruments, the Company partially reclassified such reserve to financial results. The equity reserve amounted to approximately $113 million as of December 31, 2023, and will be reclassified to financial results upon disposal of the remaining bonds.

This context of volatility and uncertainty remains in place as of the issue date of these Consolidated Financial Statements. Management continues to monitor closely the evolution of the main variables affecting its business, identifying the potential impact thereof on its financial and economic situation and determining the appropriate course of action in each case. The Company’s Consolidated Financial Statements should be read taking into account these circumstances.